SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS	12 Months Ended
Dec. 31, 2024
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

5.SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

The preparation of SCHMID’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts. Management exercises its best judgment based upon its experience and the circumstances prevailing at that time. The estimates and assumptions are based on available information and conditions at the end of the financial period presented and are reviewed on an ongoing basis. Actual results may differ from these estimates under different assumptions and conditions and may materially affect the financial results or the financial position reported in future periods.

Accounting Judgments

Warrants

The fair value of the Private Warrants is deemed to be equal to the fair value of the Public Warrants. The Private Warrants are identical to the Public Warrants, except that the Private Warrants were not transferable, assignable or salable until 30 days after the completion of the Business Combination. Additionally, the Private Warrants will not be redeemable by SCHMID as long as they are held by the initial purchasers or such purchasers’ permitted transferees. If the Private Warrants are held by holders other than the initial purchaser or their permitted transferees, the Private Warrants will be redeemable by SCHMID and exercisable by such holders on the same basis as the Public Warrants.

SCHMID has certain redemption rights depending on the share price of which one only relates to the Public Warrants, but given the other elements in the agreement, SCHMID has a certain economic incentive to call for redemption of all Warrants before a certain share price. Consequently, management has applied the same valuation for both the Public and Private Warrants.

Accounting Estimates

Impairment test

An impairment test on R&D costs capitalized on assets that are not yet ready for use is performed at each reporting date. For detailed information on key assumptions underlying recoverable amounts please see Note 19 Intangible Assets.

Inventories

Inventories are recognized at the lower of historical cost and net realizable value. Net realizable value is the estimated selling price less estimated costs of completion and estimated costs necessary to finalize the sale. Reserves for inventories, e.g. slow moving items are calculated based on experience in the past. Management estimates are used in determining the expected selling price as well as estimations about slow moving items.

Deferred tax assets

Deferred tax assets are recognized if sufficient future taxable profit is available, including income from forecasted operating earnings and the reversal of existing taxable temporary differences. At each period-end, management evaluates the recoverability of deferred tax assets. As future developments are uncertain and partly beyond management’s control, assumptions are necessary to estimate future taxable profits as well as the period in which deferred tax assets will be recovered. Estimates are revised in the period in which there is sufficient evidence to revise assumptions.